Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000063038 | iShares MSCI World ETF8213034
Holdings [Line Items]
Percent of Total Investments	4.70%
C000063038 | Rolls-Royce Holdings PLC8213055
Holdings [Line Items]
Percent of Total Investments	4.60%
C000063038 | Alstom S.A.8213039
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063038 | Samsung Electronics Co. Ltd.8213083
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063038 | Walt Disney Co.8213170
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063038 | Barclays PLC8213045
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063038 | Alphabet Inc.8213098
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063038 | Akzo Nobel NV8213086
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063038 | Reckitt Benckiser Group PLC8213052
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063038 | Renesas Electronics Corp.8213077
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063038 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063038 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063038 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063038 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063038 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063038 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063038 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063038 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063038 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000063038 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000063038 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000063038 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000096979 | iShares MSCI World ETF8213034
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096979 | Rolls-Royce Holdings PLC8213055
Holdings [Line Items]
Percent of Total Investments	4.60%
C000096979 | Alstom S.A.8213039
Holdings [Line Items]
Percent of Total Investments	3.90%
C000096979 | Samsung Electronics Co. Ltd.8213083
Holdings [Line Items]
Percent of Total Investments	3.70%
C000096979 | Walt Disney Co.8213170
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096979 | Barclays PLC8213045
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096979 | Alphabet Inc.8213098
Holdings [Line Items]
Percent of Total Investments	2.70%
C000096979 | Akzo Nobel NV8213086
Holdings [Line Items]
Percent of Total Investments	2.70%
C000096979 | Reckitt Benckiser Group PLC8213052
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096979 | Renesas Electronics Corp.8213077
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096979 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000096979 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096979 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096979 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096979 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096979 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096979 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000096979 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000096979 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000096979 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000096979 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000096979 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.70%